Restoration Provision	9 Months Ended
Sep. 30, 2023
Provision for decommissioning, restoration and rehabilitation costs [abstract]
Restoration Provision	Restoration Provision
The Company has a legal obligation to complete the site restoration and decommissioning of its leased plant properties in Germany, New York and Ontario. The provision for decommissioning and site restoration is determined using the estimated costs provided by the State of Saxony-Anhalt, Germany, New York Department of Environmental Conservation and Ontario Ministry of the Environment, Conservation and Parks.

The following table represents the continuity of the restoration provision associated with the Company’s leased plant properties:

As at	September 30, 2023	December 31, 2022
Balance, beginning of the period	$0.4	$0.3
Additions	2.3	0.1
Foreign exchange loss	(0.1)	—
Balance, end of the period	$2.6	$0.4
The present value of the restoration provision of $2.6 million (2022: $0.4 million) was calculated using an average risk-free rate of 1.62%.